Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0001281895
Registrant Name	Rocket Pharmaceuticals, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES